DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1—DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

BTRS Holdings Inc. (the “Company”), formerly known as South Mountain Merger Corp. (“South Mountain”) was incorporated in Delaware on February 28, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Combination

On January 12, 2021, the Company consummated the previously announced Business Combination pursuant to the Agreement dated October 18, 2020 (as amended on December 13, 2020), between South Mountain, BT Merger Sub I, Inc., (“First Merger Sub”) a Delaware corporation and wholly owned subsidiary of South Mountain, BT Merger Sub II, LLC (“Second Merger Sub”), a Delaware limited liability company and wholly owned subsidiary of South Mountain, and Factor Systems, Inc. (“Billtrust”), a Delaware corporation, under the terms of which: (i) First Merger Sub merged with and into Billtrust (the “First Merger”), with Billtrust being the surviving company of the First Merger and (ii) immediately following the First Merger, Billtrust merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger. After giving effect to the Mergers, the Company owns, directly, all of the issued and outstanding equity interests of Billtrust, and the pre-Business Combination stockholders of Billtrust hold a portion of the combined Company’s Class A common stock and all of the combined Company’s Class C common stock.

In connection with the closing of the Business Combination (the “Closing”), South Mountain changed its name to BTRS Holdings Inc.

The Merger is accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, South Mountain will be treated as the “acquired” company for accounting purposes and the Business Combination will be treated as the equivalent of Billtrust issuing stock for the net assets of South Mountain, accompanied by a recapitalization. The net assets of South Mountain will be stated at historical cost, with no goodwill or other intangible assets recorded.

As a result of the Agreement, Billtrust stockholders received aggregate consideration with a value equal to $1,189,502,229, which consists of (i) $90,061,329 in cash at Closing of the Business Combination, and (ii) $1,099,440,900 in South Mountain Class A Common Stock and South Mountain Class C Common Stock at Closing of the Business Combination, or 109,944,090 shares based on an assumed share price of $10 per share.

In connection with the Business Combination, Billtrust stockholders will receive contingent consideration of up to 12,000,000 shares of South Mountain Class A Common Stock or South Mountain Class C Common Stock, as applicable (“Earnout Securities”), contingent upon achieving certain market share price milestones within a period of five years post Business Combination.

In connection with the Business Combination, 1,875,000 shares of South Mountain Class A Common Stock previously issued to South Mountain LLC (the “Sponsor”) and its affiliates in exchange of the founder shares (“Sponsor Vesting Shares”) were placed in a lock-up and will be released from a lock-up upon achieving certain market share price milestones within a period of five years post-Closing. These shares will be forfeited if the set milestones are not reached.

At the Closing, the Sponsor forfeited 1,250,000 shares of its South Mountain Class B Common Stock that it owned as of the Closing. Furthermore, in connection with the Business Combination, all of the Private Placement Warrants (see below) were forfeited, and in exchange, an additional 500,000 Sponsor Vesting Shares were issued which will vest based upon achieving certain market share price milestones within a period of five years post-Closing. These shares will be forfeited if the set milestones are not reached.

During February 2021, the market share price milestones were reached and all 2,375,000 Sponsor Vesting Shares were earned, as were all the corresponding securities associated with the Earnout Securities.

On October 18, 2020, a number of purchasers (each, a “Subscriber”) agreed to purchase from the Company an aggregate of 20,000,000 shares of South Mountain Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $200,000,000, pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of October 18, 2020. Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of PIPE Shares was consummated concurrently with the Closing.

Following the consummation of the Business Combination, all outstanding shares of South Mountain Class A Common Stock will be reclassified as shares of Class 1 Common Stock on a one-to-one basis and all outstanding shares of South Mountain Class C Common Stock will be reclassified as shares Class 2 common stock, par value $0.0001 per share (“Class 2 Common Stock”) on a one-to-one basis. As of the Closing Date and following the completion of the Business Combination, the Company had the following outstanding securities:

•	approximately 138,724,644 shares of Class 1 Common Stock, including 2,375,000 shares that are subject to the vesting and forfeiture provisions in the Share and Warrant Cancellation Agreement;

•	approximately 6,537,735 shares of Class 2 Common Stock; and

•	approximately 12,500,000 warrants, each exercisable for one share of Class 1 Common Stock at a price of $11.50 per share (the “Warrants”).

Prior to the Business Combination

All activity through December 31, 2020 related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of Billtrust.

The registration statement for the Company’s Initial Public Offering was declared effective on June 19, 2019. On June 24, 2019, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes a partial exercise by the underwriter of the over-allotment option to purchase an additional 2,500,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,954,500 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $6,954,500, which is described in Note 4.

Transaction costs amounted to $13,103,088, consisting of $4,554,500 of underwriting fees, $7,970,375 of deferred underwriting fees and $578,213 of other offering costs.

Following the closing of the Initial Public Offering on June 24, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the Closing.